As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8977

Genworth Financial Asset Management Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

925.521.2244
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2009
Genworth Financial Contra Fund
(Unaudited)

Contracts		Value
	PURCHASED OPTIONS* - 34.42%
900	Russell 2000 Index
	Put Expiration: July, 2009
	Exercise Price: $460.000	$146,250
100	Russell 2000 Index
	Put Expiration: July, 2009
	Exercise Price: $480.000	39,000
9,900	S&P 500 Index
	Put Expiration: July, 2009
	Exercise Price: $825.000	1,534,500
6,400	S&P 500 Index
	Put Expiration: July, 2009
	Exercise Price: $850.000	1,728,000

	Total Purchased Options (Cost $30,717,860)	3,447,750

Shares
	SHORT TERM INVESTMENTS - 65.65%
	Money Market Fund - 65.65%
6,575,008	Goldman Sachs Financial Square Funds-Government Fund	6,575,008

	Total Short Term Investments (Cost $6,575,008)	6,575,008

	Total Investments (Cost $37,292,868) - 100.07%	10,022,758
	Liabilities in Excess of Other Assets - (0.07)%	-7,378
	TOTAL NET ASSETS - 100.00%	$10,015,380

* All options are exchange traded options and are executed through the Chicago Board Options Exchange.
Percentages are stated as a percent of net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows**:

	Cost of investments	$37,292,868
	Gross unrealized appreciation	-
	Gross unrealized depreciation	(27,270,110)
	Net unrealized appreciation	($27,270,110)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Purchased Options	3,447,750	-	-	3,447,750
Short Term Investments	6,575,008	-	-	6,575,008

Total Investments in Securities	$ 10,022,758	$ -	$ -	$ 10,022,758

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date           August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date            August 28, 2009

By (Signature and Title)*           /s/ Danell J. Doty
Danell J. Doty
Treasurer (Principal Financial Officer)

Date            August 28, 2009